[USAA      9800 Fredericksburg Road
EAGLE      San Antonio, Texas 78288
LOGO (R)]


                                            August 2, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      USAA Tax Exempt Fund, Inc.
         1933 Act File No. 2-75093
         1940 Act File No. 811-3333

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the registrant's registration statement as filed on July 30, 2004, and the text of the most recent post-effective amendment to the registrant's registration statement has been filed electronically.

                                  Sincerely,


                                  /s/ James L. Love
                                  James L. Love
                                  Executive Director Counsel

cc:  Kirkpatrick & Lockhart LLP